6. Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Future Amortization Expense

The amortization expense related to the remaining core deposit intangible at December 31, 2014 is expected to be as follows:

2015	$272,695
2016	272,695
2017	272,691
Total remaining core deposit intangible expense	$818,081